Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
October 31, 2024
VTF-NPRT1-1224
1.9897887.104
Common Stocks - 99.2%
	Shares	Value ($)
CANADA - 2.7%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd (United States)	30,452	1,035,977
Imperial Oil Ltd (United States)	14,181	1,056,201
		2,092,178
Information Technology - 0.3%
Software - 0.3%
Open Text Corp (United States)	10,618	318,540
Materials - 0.7%
Chemicals - 0.7%
Nutrien Ltd (United States)	18,493	881,746
TOTAL CANADA		3,292,464
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	626	146,797
GERMANY - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
BioNTech SE ADR (a)	2,788	315,323
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA ADR	6,338	148,816
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	1,039	153,169
UNITED KINGDOM - 4.0%
Consumer Staples - 1.3%
Beverages - 1.3%
Coca-Cola Europacific Partners PLC	11,703	889,428
Diageo PLC ADR	5,783	718,017
		1,607,445
Health Care - 1.7%
Pharmaceuticals - 1.7%
Astrazeneca PLC ADR	29,405	2,092,166
Utilities - 1.0%
Multi-Utilities - 1.0%
National Grid PLC ADR	19,936	1,267,730
TOTAL UNITED KINGDOM		4,967,341
UNITED STATES - 91.9%
Communication Services - 4.9%
Entertainment - 2.0%
Walt Disney Co/The	25,336	2,437,323
Media - 2.9%
Comcast Corp Class A	82,247	3,591,727
TOTAL COMMUNICATION SERVICES		6,029,050

Consumer Discretionary - 4.7%
Diversified Consumer Services - 1.5%
H&R Block Inc	31,489	1,880,838
Specialty Retail - 2.9%
Lowe's Cos Inc	4,901	1,283,229
Murphy USA Inc	996	486,496
Ross Stores Inc	8,033	1,122,371
Ulta Beauty Inc (a)	1,896	699,586
		3,591,682
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc	8,121	385,341
TOTAL CONSUMER DISCRETIONARY		5,857,861

Consumer Staples - 9.5%
Beverages - 2.3%
Coca-Cola Co/The	23,990	1,566,787
Keurig Dr Pepper Inc	39,900	1,314,705
		2,881,492
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings Inc (a)	9,497	804,680
US Foods Holding Corp (a)	20,361	1,255,256
		2,059,936
Food Products - 1.4%
Mondelez International Inc	12,531	858,123
Tyson Foods Inc Class A	15,164	888,459
		1,746,582
Household Products - 1.2%
Procter & Gamble Co/The	9,077	1,499,339
Personal Care Products - 2.9%
Haleon PLC ADR	115,697	1,121,104
Kenvue Inc	107,247	2,459,174
		3,580,278
TOTAL CONSUMER STAPLES		11,767,627

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Exxon Mobil Corp	44,583	5,206,403
Occidental Petroleum Corp	11,893	595,958
Shell PLC ADR	29,016	1,960,031
		7,762,392
Financials - 24.1%
Banks - 11.2%
Bank of America Corp	68,166	2,850,702
Cullen/Frost Bankers Inc	2,366	301,310
JPMorgan Chase & Co	19,692	4,370,049
M&T Bank Corp	6,717	1,307,666
PNC Financial Services Group Inc/The	9,010	1,696,313
US Bancorp	23,882	1,153,739
Wells Fargo & Co	31,915	2,071,922
		13,751,701
Capital Markets - 3.0%
Blackrock Inc	2,585	2,535,963
Northern Trust Corp	11,980	1,204,229
		3,740,192
Financial Services - 4.0%
Apollo Global Management Inc	6,969	998,379
Berkshire Hathaway Inc Class B (a)	7,205	3,248,879
Visa Inc Class A	2,353	682,017
		4,929,275
Insurance - 5.9%
Chubb Ltd	7,603	2,147,391
The Travelers Companies, Inc.	14,526	3,572,524
Willis Towers Watson PLC	5,214	1,575,619
		7,295,534
TOTAL FINANCIALS		29,716,702

Health Care - 14.9%
Biotechnology - 1.3%
Gilead Sciences Inc	18,272	1,622,919
Health Care Providers & Services - 9.0%
Centene Corp (a)	35,504	2,210,479
Cigna Group/The	8,585	2,702,644
CVS Health Corp	25,276	1,427,083
Elevance Health Inc	3,269	1,326,429
UnitedHealth Group Inc	6,003	3,388,694
		11,055,329
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co	40,978	2,285,343
Elanco Animal Health Inc (a)	2,920	36,909
Johnson & Johnson	13,712	2,192,000
Merck & Co Inc	11,857	1,213,208
		5,727,460
TOTAL HEALTH CARE		18,405,708

Industrials - 11.4%
Aerospace & Defense - 3.2%
L3Harris Technologies Inc	3,349	828,776
Lockheed Martin Corp	2,651	1,447,579
Northrop Grumman Corp	3,275	1,667,041
		3,943,396
Air Freight & Logistics - 1.3%
CH Robinson Worldwide Inc	4,359	449,151
FedEx Corp	4,142	1,134,287
		1,583,438
Building Products - 0.8%
Johnson Controls International plc	12,302	929,416
Electrical Equipment - 1.0%
GE Vernova Inc	1,294	390,348
Regal Rexnord Corp	5,189	864,176
		1,254,524
Machinery - 4.0%
Allison Transmission Holdings Inc	3,894	416,113
Cummins Inc	1,575	518,144
Deere & Co	6,072	2,457,278
Oshkosh Corp	2,026	207,138
Pentair PLC	14,042	1,391,843
		4,990,516
Professional Services - 0.6%
Maximus Inc	7,961	688,149
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	3,407	670,293
TOTAL INDUSTRIALS		14,059,732

Information Technology - 6.5%
Communications Equipment - 2.3%
Cisco Systems Inc	50,986	2,792,503
IT Services - 2.3%
Amdocs Ltd	16,140	1,416,204
Cognizant Technology Solutions Corp Class A	18,366	1,369,920
		2,786,124
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc	893	151,605
Micron Technology Inc	5,557	553,755
		705,360
Software - 1.4%
Gen Digital Inc	61,356	1,786,073
TOTAL INFORMATION TECHNOLOGY		8,070,060

Materials - 2.3%
Chemicals - 0.9%
CF Industries Holdings Inc	13,026	1,071,128
Construction Materials - 0.5%
CRH PLC	7,138	681,179
Containers & Packaging - 0.9%
Crown Holdings Inc	9,518	890,409
Silgan Holdings Inc	4,340	224,552
		1,114,961
TOTAL MATERIALS		2,867,268

Real Estate - 1.2%
Retail REITs - 0.5%
Simon Property Group Inc	3,305	558,942
Specialized REITs - 0.7%
Crown Castle Inc	8,054	865,724
TOTAL REAL ESTATE		1,424,666

Utilities - 6.1%
Electric Utilities - 4.8%
Edison International	21,500	1,771,600
NextEra Energy Inc	6,727	533,115
PG&E Corp	154,878	3,131,634
Southern Co/The	5,278	480,456
		5,916,805
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	25,368	418,318
Multi-Utilities - 1.0%
Sempra	14,366	1,197,693
TOTAL UTILITIES		7,532,816

TOTAL UNITED STATES		113,493,882
TOTAL COMMON STOCKS (Cost $103,605,961)		122,517,792

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $103,605,961)	122,517,792
NET OTHER ASSETS (LIABILITIES) - 0.8%	984,340
NET ASSETS - 100.0%	123,502,132

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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